Licenses and Goodwill (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Licenses
Balance, beginning of period	$ 1,435,000	$ 1,433,415
Acquisitions	17,101	15,750
Impairment		(14,000)	(386,653)
Other		(165)
Balance, end of period	1,452,101	1,435,000	1,433,415
Goodwill
Assigned value at time of acquisition		494,737	494,279
Accumulated impairment losses		0	0
Balance, beginning of period	494,737	494,279
Other		458
Balance, end of period	$ 494,737	$ 494,737	$ 494,279